Restructuring (Tables)	6 Months Ended
Jun. 30, 2020
Restructuring and Related Activities [Abstract]
Restructuring charge
Details of the restructuring charge recognized in the three and six months ended June, 30, 2020 are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)
Restructuring charge	$18,089	$—	$18,089	$—

Total	$18,089	$—	$18,089	—

Details of movement in restructuring charge
Details of the movement in the restructuring charge recognized in the three and six months ended June, 30, 2020 are as follows:

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$11,391	$6,698	$18,089
Utilization	(1,807)	—	(1,807)
Provision at June 30, 2020	$9,584	$6,698	$16,282

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(5,399)	(672)	(6,071)
Provision at December 31, 2018	$4,285	$2,134	$6,419
Utilization	(3,554)	(1,228)	(4,782)
Provision at December 31, 2019	$731	$906	$1,637
Utilization	(430)	(211)	(641)
Provision at June 30, 2020	$301	$695	$996